Leases - Summary of Changes in Allowance For Doubtful Accounts of Finance Lease Receivables (Details) - Finance lease receivables - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Beginning balance	₩ 4,505	₩ 768
Bad debt expense	751	3,737
Ending balance	₩ 5,256	₩ 4,505